SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 21, 2022, the date that the financial statement was issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.
On January 28, 2022 the Company borrowed an additional amount of $400,000 under the terms of the promissory note. The terms of the promissory note were amended on February 21, 2022 between the Company and Sponsor. The Sponsor increased the amount available under the promissory note to cover such costs, subject to an aggregate of $4,000,000 which is reflective of estimated total costs through March 23, 2023.
On February 10, 2022, the Company filed an amended
8-K/A.
In addition, the Company filed an amended Registration Statement on Form
S-4/A
on February 11, 2022.